MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2024		2023		2022
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.0824	1.0389	1.0814	1.1050	1.0530	1.0666
Pound Sterling	0.8466	0.8292	0.8699	0.8691	0.8528	0.8869
Swiss Franc	0.9526	0.9412	0.9717	0.9260	1.0047	0.9847
Japanese Yen	163.8519	163.0600	151.8540	156.3300	138.0274	140.6600
Chinese Yuan	7.7875	7.5833	7.6568	7.8509	7.0788	7.3582
Australian Dollar	1.6397	1.6772	1.6283	1.6263	1.5167	1.5693
Singapore Dollar	1.4458	1.4164	1.4521	1.4591	1.4512	1.4300
Canadian Dollar	1.4821	1.4948	1.4595	1.4642	1.3695	1.4440
Hong Kong Dollar	8.4454	8.0686	8.4663	8.6314	8.2451	8.3163

Disclosure of straight line depreciation rates
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%

Disclosure of financial asset impairment stages and measurement periods

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL